UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06206

Nuveen Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Quality Municipal Fund, Inc. (NQI)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 152.7% (100.0% of Total Investments)

	Alabama – 1.9% (1.2% of Total Investments)
$ 7,000	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24	6/15 at 100.00	A1 (4)	$ 7,578,550
	(Pre-refunded 6/01/15) – NPFG Insured
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Auburn Water Supply Agreement,
	Series 2011:
1,250	4.000%, 6/01/29 – AGM Insured	6/21 at 100.00	AA–	1,198,863
1,000	4.250%, 6/01/31 – AGM Insured	6/21 at 100.00	AA–	964,760
9,250	Total Alabama			9,742,173
	Arizona – 8.7% (5.7% of Total Investments)
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,369,743
1,850	5.000%, 2/01/21	No Opt. Call	BBB+	2,059,476
10,000	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium	7/22 at 100.00	A1	10,186,900
	Facility Project, Series 2012A, 5.000%, 7/01/31
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA–	1,277,820
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA–	1,567,005
7,070	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA	7,393,099
2,750	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032-11034,	7/17 at 100.00	Aa2	2,309,120
	15.135%, 7/01/26 – AGM Insured (IF)
10,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Refunding	7/23 at 100.00	AA–	10,243,200
	Series 2013, 5.000%, 7/01/30 (Alternative Minimum Tax)
8,755	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 5.500%, 7/01/39 –	No Opt. Call	AA	9,268,131
	FGIC Insured
44,345	Total Arizona			45,674,494
	Arkansas – 0.5% (0.3% of Total Investments)
2,250	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2 (4)	2,383,920
	5.000%, 11/01/24 (Pre-refunded 11/01/14) – NPFG Insured
	California – 21.4% (14.0% of Total Investments)
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
220	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	234,109
3,790	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	4,033,053
205	5.000%, 12/01/26 (Pre-refunded 12/01/14)	12/14 at 100.00	Aa1 (4)	218,147
3,760	5.000%, 12/01/26 (Pre-refunded 12/01/14)	12/14 at 100.00	AAA	4,001,129
1,020	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	11/22 at 100.00	BBB+	1,088,534
	Angeles, Series 2012A, 5.000%, 11/15/23
5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A,	8/23 at 100.00	AA–	4,789,300
	5.000%, 8/15/52
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	10/13 at 100.00	A1	80,215
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A1	5,095
3,745	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AA+ (4)	3,865,589
	4/01/14) – AMBAC Insured
7,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	7,870,513
	2011A, 6.000%, 8/15/42
1,000	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of	8/17 at 100.00	BBB+	933,710
	Los Angeles, Series 2007, 5.000%, 8/15/47
2,340	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos	11/17 at 102.00	A–	2,377,651
	Redevelopment Projects, Series 2002A, 5.000%, 11/01/24 – AMBAC Insured
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	3,320,950
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
22,985	0.000%, 1/15/24 – NPFG Insured	1/14 at 55.31	A	12,312,835
22,000	0.000%, 1/15/31 – NPFG Insured	1/14 at 36.24	A	7,438,200
50,000	0.000%, 1/15/37 – NPFG Insured	1/14 at 25.16	A	11,127,000
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/14 at 100.00	A	4,760,850
	5.125%, 3/01/32 – AMBAC Insured
8,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	8,410,325
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
5,795	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	3,366,373
	11/01/25 – AGM Insured
1,195	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited	9/21 at 100.00	AA–	1,188,822
	Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured
3,785	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	10/13 at 100.00	A (4)	4,255,135
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)
2,590	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	BBB	2,558,480
	Projects, Series 2004, 5.000%, 10/01/25 – SYNCORA GTY Insured
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AA–	2,072,900
	Project, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding
	Series 2005A:
2,000	5.000%, 7/01/21 – NPFG Insured	7/15 at 100.00	AA+	2,165,260
3,655	5.000%, 7/01/22 – NPFG Insured	7/15 at 100.00	AA+	3,954,783
8,965	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	7,609,492
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,273,250
	2006, 0.000%, 8/01/23 – FGIC Insured
1,000	Sierra Joint Community College District, Tahoe Truckee, California, General Obligation Bonds,	8/14 at 100.00	Aa2 (4)	1,048,050
	School Facilities Improvement District 1, Series 2005A, 5.000%, 8/01/27 (Pre-refunded 8/01/14) –
	FGIC Insured
1,525	Sierra Joint Community College District, Western Nevada, California, General Obligation Bonds,	8/14 at 100.00	Aa2 (4)	1,598,276
	School Facilities Improvement District 2, Series 2005A, 5.000%, 8/01/27 (Pre-refunded 8/01/14) –
	FGIC Insured
3,170	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	3,350,912
	5.000%, 8/01/28 – NPFG Insured
180,830	Total California			112,308,938
	Colorado – 6.7% (4.4% of Total Investments)
2,015	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AA–	2,157,037
	6/01/22 – AGM Insured
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities
	Inc., Refunding Series 2012B:
1,640	5.000%, 12/01/22	No Opt. Call	BBB+	1,732,660
2,895	5.000%, 12/01/23	12/22 at 100.00	BBB+	3,019,282
4,200	5.000%, 12/01/24	12/22 at 100.00	BBB+	4,319,364
2,540	Commerce City Northern Infrastructure General Improvement District, Colorado, General	12/22 at 100.00	AA–	2,783,230
	Obligation Bonds, Series 2013, 5.000%, 12/01/25 – AGM Insured
1,000	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24,	11/16 at 100.00	A+	1,077,510
	FGIC Insured
5,365	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/23 – FGIC	11/16 at 100.00	A+	5,860,350
	Insured (UB)
1,085	Denver, Colorado, Airport Revenue Bonds, Trust 2365, 14.105%, 11/15/25 – FGIC Insured (IF)	11/16 at 100.00	A+	1,336,058
9,880	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	A	3,287,570
	NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	A	4,730,300
	NPFG Insured
	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater
	Revenue Bonds, Series 2012:
400	5.000%, 12/01/32	No Opt. Call	A+	415,392
1,000	3.000%, 12/01/32	No Opt. Call	A+	768,070
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	1,332,475
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured
880	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	939,532
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
1,100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA–	951,324
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
5	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	5,237
	FGIC Insured
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
320	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	346,141
175	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	189,296
45,750	Total Colorado			35,250,828
	Connecticut – 0.2% (0.1% of Total Investments)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	1,031,800
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 1.3% (0.8% of Total Investments)
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,346,481
	Tender Option Bond Trust 1606, 11.776%, 10/01/30 – AMBAC Insured (IF) (5)
3,920	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+ (4)	5,260,875
	Tender Option Bond Trust 1730, 11.768%, 10/01/36 (Pre-refunded 10/01/16) – AMBAC
	Insured (IF) (5)
5,255	Total District of Columbia			6,607,356
	Florida – 12.8% (8.4% of Total Investments)
4,455	Broward County School Board, Florida, Certificates of Participation, Series 2005A, 5.000%,	7/15 at 100.00	AA–	4,686,972
	7/01/28 – AGM Insured
10,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	10,107,900
	AGM Insured
2,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	AA–	2,209,640
	Series 2010A-1, 5.000%, 6/01/16 – AGM Insured
1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds,	No Opt. Call	A	1,058,835
	Refunding Series 2012, 5.000%, 5/01/26
3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24	10/14 at 100.00	AA– (4)	3,632,850
	(Pre-refunded 10/01/14) – NPFG Insured
4,000	Davie, Florida, Water and Sewerage Revenue Bonds, Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	4,069,480
7,000	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds,	No Opt. Call	A+	7,723,590
	Senior Secured Series 2012A-1, 5.000%, 6/01/22
2,550	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond	No Opt. Call	AAA	2,889,099
	Trust 2929, 17.409%, 12/01/16 – AGC Insured (IF) (5)
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A1	619,560
	5.000%, 10/01/30
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,046,010
	2011, 5.000%, 11/15/25
13,045	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2004A,	10/14 at 100.00	A	12,925,508
	5.000%, 10/01/30 – FGIC Insured (Alternative Minimum Tax)
10,085	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2008B,	10/18 at 100.00	AA–	10,189,481
	5.000%, 10/01/41 – AGM Insured
4,100	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	4,174,128
	5.000%, 11/15/33
2,000	Volusia County Educational Facilities Authority, Florida, Educational Facilities Revenue	10/21 at 100.00	AA–	2,048,540
	Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%,
	10/15/29 – AGM Insured
65,310	Total Florida			67,381,593
	Georgia – 3.4% (2.2% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA–	1,051,760
	AGM Insured
7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA–	7,195,580
	AGM Insured
2,000	City of Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 –	12/21 at 100.00	AA–	2,129,100
	AGM Insured
7,295	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw	7/14 at 100.00	A3	7,306,380
	State University Foundations, Student Housing Subordinate Lien Series 2004C, 5.000%, 7/15/36 –
	NPFG Insured
17,295	Total Georgia			17,682,820
	Hawaii – 1.0% (0.6% of Total Investments)
4,250	Hawaii State, General Obligation Bonds, Refunding Series 2011EA, 5.000%, 12/01/20	No Opt. Call	AA	5,056,693
	Illinois – 10.0% (6.5% of Total Investments)
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
675	5.000%, 1/01/25	7/23 at 100.00	Aa3	740,219
1,170	5.000%, 1/01/26	7/23 at 100.00	Aa3	1,262,980
3,490	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Refunding Series	No Opt. Call	A+	3,690,466
	2005A, 5.500%, 12/01/30 – AMBAC Insured
2,235	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	AA–	2,401,105
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
1,775	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	1,906,474
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
2,660	Cook County, Illinois, General Obligation Bonds, Refunding Series 2007B, 5.000%, 11/15/21 –	11/17 at 100.00	AA	2,986,701
	NPFG Insured
2,240	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 -	8/21 at 100.00	AA–	2,387,504
	AGM Insured
1,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	1,037,420
	2011C, 5.500%, 8/15/41
825	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	849,915
455	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	459,828
7,400	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	7,647,382
	5.250%, 1/01/37 – AGM Insured
15,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	15,030,450
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	729,800
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	11,199,240
	Project, Series 2002A, 0.000%, 12/15/24 – NPFG Insured
61,925	Total Illinois			52,329,484
	Indiana – 4.2% (2.8% of Total Investments)
4,100	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	3,650,107
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
11,130	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	11,158,827
	2011B, 5.000%, 10/01/41
3,680	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,687,838
	NPFG Insured
3,375	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%,	No Opt. Call	AA+	3,630,083
	6/01/15 – AMBAC Insured
22,285	Total Indiana			22,126,855
	Kansas – 1.4% (0.9% of Total Investments)
5,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA	5,483,775
	Services Corporation, Series 2010A, 5.000%, 1/01/40
2,000	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/21	10/13 at 100.00	Aa2 (4)	2,015,760
	(Pre-refunded 10/01/13) – FGIC Insured
7,500	Total Kansas			7,499,535
	Kentucky – 5.8% (3.8% of Total Investments)
3,015	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005,	5/15 at 100.00	Aa3	3,187,126
	5.000%, 5/01/25 – NPFG Insured
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
2,530	6.150%, 10/01/27 – NPFG Insured	10/13 at 101.00	A	2,563,143
12,060	6.150%, 10/01/28 – NPFG Insured	10/13 at 101.00	A	12,215,212
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
3,815	6.150%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 101.00	A (4)	3,890,499
6,125	6.150%, 10/01/28 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 101.00	A (4)	6,246,214
2,230	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005,	8/15 at 100.00	AA– (4)	2,433,354
	5.000%, 8/01/23 (Pre-refunded 8/01/15) – AGM Insured
29,775	Total Kentucky			30,535,548
	Louisiana – 5.1% (3.4% of Total Investments)
1,000	Lafayette Public Power Authority, Louisiana, Electric Revenue Bonds, Series 2012, 5.000%, 11/01/29	No Opt. Call	A+	1,051,340
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
11,325	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	11,329,983
8,940	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	8,677,253
10	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.105%,	5/16 at 100.00	Aa1	8,825
	5/01/34 – FGIC Insured (IF)
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.073%,	5/16 at 100.00	Aa1	4,414
	5/01/34 – FGIC Insured (IF)
5,000	Louisiana State, General Obligation Bonds, Series 2012C, 5.000%, 7/15/21	No Opt. Call	AA	5,912,100
26,280	Total Louisiana			26,983,915
	Maine – 0.4% (0.3% of Total Investments)
555	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	10/13 at 100.00	AA	556,898
	7/01/29 – NPFG Insured
1,640	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%,	11/21 at 100.00	AA+	1,685,690
	11/15/24 – AGM Insured (Alternative Minimum Tax)
2,195	Total Maine			2,242,588
	Massachusetts – 4.7% (3.1% of Total Investments)
4,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	4,146,320
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	6,543,420
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	3,904,785
	Institute of Technology, Tender Option Bond Trust 11824, 13.597%, 1/01/16 (IF)
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,276,138
1,000	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,020,910
1,195	5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,219,987
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,041,820
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,464,134
	8/01/46 – AGM Insured (UB) (5)
1,245	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA–	1,316,513
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
23,490	Total Massachusetts			24,934,027
	Michigan – 4.0% (2.6% of Total Investments)
710	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	650,836
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
5,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	BB–	4,583,050
1,825	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aa2	1,920,393
	Series 2007, 5.000%, 5/01/28 – AGM Insured
2,750	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	10/21 at 100.00	Aa3	2,890,250
	2011-II-A, 5.375%, 10/15/36
10,585	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A	10,901,492
	Refunding Series 2009, 5.750%, 11/15/39
20,870	Total Michigan			20,946,021
	Minnesota – 0.4% (0.3% of Total Investments)
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue	8/20 at 100.00	AA–	1,018,020
	Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured
1,040	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living	5/14 at 100.00	N/R	1,045,002
	Community, Series 2012B, 4.875%, 5/01/19
2,040	Total Minnesota			2,063,022
	Mississippi – 1.7% (1.1% of Total Investments)
2,715	Harrison County Wastewater Management District, Mississippi, Revenue Refunding Bonds,	No Opt. Call	A (4)	2,817,871
	Wastewater Treatment Facilities, Series 1991B, 7.750%, 2/01/14 – FGIC Insured (ETM)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System	No Opt. Call	AA–	5,956,830
	Project, Series 2005, 5.250%, 7/01/24 – AGM Insured
8,160	Total Mississippi			8,774,701
	Nebraska – 2.6% (1.7% of Total Investments)
12,155	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC	9/17 at 100.00	AA	12,217,598
	Insured (UB) (5)
1,225	Lincoln, Nebraska, Water Revenue Bonds, Refunding Series 2013, 5.000%, 8/15/20	No Opt. Call	Aa1	1,454,712
13,380	Total Nebraska			13,672,310
	Nevada – 2.0% (1.3% of Total Investments)
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,500	5.000%, 7/01/25 (Alternative Minimum Tax)	1/23 at 100.00	A	2,623,425
2,500	5.000%, 7/01/26 (Alternative Minimum Tax)	1/23 at 100.00	A	2,585,325
5,000	5.000%, 7/01/27 (Alternative Minimum Tax)	1/23 at 100.00	A	5,101,450
10,000	Total Nevada			10,310,200
	New Jersey – 3.1% (2.0% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,700	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,764,838
1,700	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,762,764
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	1,036,360
	Appreciation Series 2010A, 0.000%, 12/15/26
4,475	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	No Opt. Call	AA+	4,722,289
	5.000%, 12/15/34 – AMBAC Insured
6,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	6,772,080
	AGM Insured
15,875	Total New Jersey			16,058,331
	New Mexico – 0.9% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,345	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AAA	1,393,971
3,290	5.000%, 6/01/23 – AMBAC Insured	6/14 at 100.00	AAA	3,406,992
4,635	Total New Mexico			4,800,963
	New York – 4.0% (2.6% of Total Investments)
270	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/13 at 100.00	A+	271,156
	Program, Series 2002D, 5.500%, 10/01/17 – NPFG Insured
4,080	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,699,948
	2/15/47 – NPFG Insured
2,890	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	3,085,277
	5.000%, 12/01/25 – FGIC Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	3,024,054
	5/01/33 – NPFG Insured
2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	2,028,080
	5/01/36 – AGM Insured
1,290	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	1,347,353
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
1,740	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	1,801,596
	Trust 2364, 17.236%, 11/15/44 – AMBAC Insured (IF)
430	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/13 at 100.00	AA–	430,856
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B:
2,460	5.000%, 3/15/24 (Pre-refunded 3/15/15) – AGM Insured (UB)	3/15 at 100.00	AAA	2,645,066
2,465	5.000%, 3/15/25 (Pre-refunded 3/15/15) – AGM Insured (UB)	3/15 at 100.00	AAA	2,650,442
20,925	Total New York			20,983,828
	North Dakota – 0.5% (0.4% of Total Investments)
	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds,
	Series 2012A:
600	3.000%, 3/01/18	No Opt. Call	A	618,102
970	4.000%, 3/01/19	No Opt. Call	A	1,037,570
1,085	5.000%, 3/01/21	No Opt. Call	A	1,209,059
2,655	Total North Dakota			2,864,731
	Ohio – 3.7% (2.4% of Total Investments)
7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19	6/14 at 100.00	A+ (4)	7,295,050
	(Pre-refunded 6/01/14) – FGIC Insured
9,045	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	8,586,419
	AMBAC Insured
3,065	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding	12/15 at 100.00	AA–	3,311,120
	Series 2005, 5.000%, 12/01/24 – AGM Insured
19,110	Total Ohio			19,192,589
	Pennsylvania – 9.2% (6.1% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	3,242,340
	5.000%, 12/01/23 – NPFG Insured
1,165	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2010,	12/20 at 100.00	AA–	1,198,039
	5.000%, 6/01/40 – AGM Insured
6,015	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	5,996,955
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
1,600	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A+	1,761,120
	5.000%, 8/01/24 – AMBAC Insured
2,450	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	2,510,662
	5.000%, 1/01/40 – AGM Insured
3,750	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	3,945,150
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
5,400	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA–	5,245,992
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB) (5)
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A:
5,000	5.000%, 6/15/35 – AGM Insured	6/20 at 100.00	AA–	5,011,250
7,850	5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–	7,849,529
2,500	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA–	2,502,925
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	A	2,041,940
	5.000%, 12/01/23 – FGIC Insured
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 – AGM Insured	12/21 at 100.00	AA–	1,159,358
1,000	5.500%, 12/01/35 – AGM Insured	12/21 at 100.00	AA–	1,037,800
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Baa3	5,043,032
	Series 2012B, 4.000%, 1/01/33
48,645	Total Pennsylvania			48,546,092
	Puerto Rico – 2.3% (1.5% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A	2,398,300
	FGIC Insured
5,000	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2012A,	7/22 at 100.00	BBB–	3,825,100
	5.000%, 7/01/41
5,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	BBB+	5,689,350
	5.500%, 7/01/16 – FGIC Insured
12,500	Total Puerto Rico			11,912,750
	South Carolina – 3.4% (2.3% of Total Investments)
2,425	Charleston County School District, South Carolina, General Obligation Bonds, Series 2004A,	2/14 at 100.00	AA+ (4)	2,483,588
	5.000%, 2/01/22 (Pre-refunded 2/01/14) – AMBAC Insured
5,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	5,854,500
	Refunding Series 2011B, 5.000%, 12/01/21
9,950	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	9,671,400
	10/01/34 – SYNCORA GTY Insured
17,375	Total South Carolina			18,009,488
	South Dakota – 0.5% (0.3% of Total Investments)
750	Rapid City, South Dakota, Sales Tax Revenue Bonds, Series 2013, 3.000%, 12/01/32	No Opt. Call	Aa3	574,635
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,
	Series 2012A:
250	5.000%, 7/01/27	7/21 at 100.00	AA–	256,480
1,850	5.000%, 7/01/42	7/21 at 100.00	AA–	1,823,471
2,850	Total South Dakota			2,654,586
	Texas – 10.7% (7.0% of Total Investments)
2,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	2,362,878
	AGM Insured
1,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2	1,828,078
1,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	No Opt. Call	BBB	1,417,485
	Schools, Series 2012, 3.750%, 8/15/22
3,135	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004, 5.250%, 7/15/20	7/14 at 100.00	AA– (4)	3,286,483
	(Pre-refunded 7/15/14) – AGM Insured (UB)
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	4,772,050
	5.000%, 11/01/38 (Alternative Minimum Tax)
4,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	12/18 at 100.00	A+ (4)	5,200,960
	Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)
4,700	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	4,875,921
	5.250%, 5/15/24 – FGIC Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Facilities Department, Refunding Series 2011B:
3,500	5.125%, 9/01/32 – AGM Insured	9/16 at 100.00	AA–	3,570,280
2,055	5.125%, 9/01/33 – AGM Insured	9/16 at 100.00	AA–	2,095,073
17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AA (4)	21,281,280
	5.750%, 12/01/32 – AGM Insured (ETM)
2,000	Laredo Independent School District Public Facilities Corporation, Texas, Lease Revenue Bonds,	2/14 at 100.00	A+	2,008,420
	Series 2004A, 5.000%, 8/01/24 – AMBAC Insured
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	AA–	2,468,973
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
800	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	759,000
	2012, 5.000%, 12/15/32
50,080	Total Texas			55,926,881
	Utah – 0.7% (0.5% of Total Investments)
3,615	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust R-11752, 12.892%,	6/18 at 100.00	AAA	3,791,231
	6/15/27 – AGM Insured (IF)
	Washington – 9.2% (6.0% of Total Investments)
10,355	King County School District 403 Renton, Washington, General Obligation Bonds, Series 2012,	No Opt. Call	AA+	12,279,684
	5.000%, 12/01/19
8,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	8,105,760
1,665	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.501%,	7/17 at 100.00	AA+	1,830,884
	7/01/32 – AGM Insured (IF) (5)
1,970	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	2,019,053
	Center, Series 2011A, 5.625%, 1/01/35
10,000	Washington State, General Obligation Refunding Bonds, Various Purpose Series 2012R-13A,	No Opt. Call	AA+	11,821,100
	5.000%, 7/01/21
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	12,128,844
	6/01/28 – NPFG Insured (UB)
53,500	Total Washington			48,185,325
	Wisconsin – 3.6% (2.4% of Total Investments)
1,635	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 (Pre-refunded	11/14 at 100.00	Aa2 (4)	1,732,315
	11/01/14) – AGM Insured
3,390	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	2,986,183
	Series 2012B, 4.500%, 2/15/40
11,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	10,939,500
	Series 2012, 5.000%, 6/01/32
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	A+	1,330,575
	Series 2011A, 5.750%, 5/01/35
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior	8/23 at 100.00	A–	980,750
	Living Communities, Refunding Series 2013, 5.000%, 8/15/33
1,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	A1	1,051,390
	5.000%, 7/01/30 – AMBAC Insured
19,275	Total Wisconsin			19,020,713
	Wyoming – 0.7% (0.4% of Total Investments)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	BBB	1,037,570
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB	1,063,540
1,530	Wyoming Community Development Authority, Housing Revenue Bonds, 2012 Series 1, 4.375%,	12/21 at 100.00	AA+	1,446,753
	12/01/32 (Alternative Minimum Tax)
3,530	Total Wyoming			3,547,863
$ 878,005	Total Municipal Bonds (cost $790,414,407)			801,034,192

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 577	Las Vegas Monorail Company, Senior Interest Bonds (6) (7)	5.500%	7/15/19	N/R	$ 144,131
166	Las Vegas Monorail Company, Senior Interest Bonds (6) (7)	3.000%	7/15/55	N/R	33,284
$ 743	Total Corporate Bonds (cost $21,802)				177,415
	Total Investments (cost $790,436,209) – 152.7%				801,211,607
	Floating Rate Obligations – (8.9)%				(46,785,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (45.8)% (8)				(240,400,000)
	Other Assets Less Liabilities – 2.0%				10,737,638
	Net Assets Applicable to Common Shares – 100%				$ 524,764,245

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$801,034,192	$ —	$801,034,192
Corporate Bonds	—	—	177,415	177,415
Total	$ —	$801,034,192	$177,415	$801,211,607

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $748,740,597.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 27,449,783
Depreciation	(21,764,777)
Net unrealized appreciation (depreciation) of investments	$ 5,685,006

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.0%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013